UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7686

Salomon Brothers Emerging Markets Income Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2006

SALOMON BROTHERS EMERGING MARKETS INCOME FUND II INC.

FORM N-Q

August 31, 2006

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)

August 31, 2006

Face
Amount†		Security	Value
SOVEREIGN BONDS — 82.0%
Argentina — 4.0%
		Republic of Argentina:
2,000,000	DEM	10.250% due 2/6/03 (a)	$428,809
1,000,000	DEM	9.000% due 9/19/03 (a)	201,257
3,000,000	DEM	7.000% due 3/18/04 (a)	621,040
3,875,000	DEM	8.500% due 2/23/05 (a)	815,609
5,400,000	DEM	11.250% due 4/10/06 (a)	1,146,127
1,000,000	DEM	11.750% due 5/20/11 (a)	210,349
591,000		5.590% due 8/3/12 (b)	550,092
8,800,000	DEM	12.000% due 9/19/16 (a)	1,785,454
4,823,942	ARS	Bonds, 2.000% due 1/3/10 (b)	3,028,713
3,346,109	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	1,256,200
		GDP Linked Securities:
57,059,503	ARS	0.000% due 12/15/35 (b)	1,602,640
3,200,000	EUR	0.000% due 12/15/35 (b)	380,705
2,705,000		0.000% due 12/15/35 (b)	259,680
		Medium-Term Notes:
6,000,000,000	ITL	7.000% due 3/18/04 (a)	1,254,637
3,000,000,000	ITL	0.000% due 7/13/05 (a)	602,949
1,000,000,000	ITL	7.625% due 8/11/07 (a)	204,079
625,000	DEM	8.000% due 10/30/09 (a)	124,273
		Total Argentina	14,472,613

Brazil — 16.5%
		Federative Republic of Brazil:
13,761,000		11.000% due 8/17/40 (c)	17,982,187
		Collective Action Securities:
3,980,000		8.750% due 2/4/25	4,738,190
33,162,000		Notes, 8.000% due 1/15/18 (c)	36,453,328
		Total Brazil	59,173,705

Chile — 1.2%
4,325,000		Republic of Chile, Collective Action Securities, 5.900% due 1/28/08 (b)	4,346,625

Colombia — 4.3%
		Republic of Colombia:
1,256,000		11.750% due 2/25/20	1,764,680
550,000		8.125% due 5/21/24	607,063
9,715,000		10.375% due 1/28/33	13,200,256
		Total Colombia	15,571,999

Ecuador — 1.5%
5,555,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	5,541,113

El Salvador — 2.1%
		Republic of El Salvador:
2,630,000		7.750% due 1/24/23 (d)	2,919,300
3,975,000		8.250% due 4/10/32 (d)	4,471,875
		Total El Salvador	7,391,175

Indonesia — 0.5%
1,600,000		Republic of Indonesia, 8.500% due 10/12/35 (d)	1,849,920

Malaysia — 2.9%
3,953,000		Federation of Malaysia, 8.750% due 6/1/09	4,295,055
6,014,000		Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (d)	5,998,288
		Total Malaysia	10,293,343

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2006

Face Amount†	Security	Value
SOVEREIGN BONDS — 82.0% (continued)
Mexico — 12.5%
	United Mexican States:
1,185,000	11.375% due 9/15/16	$1,696,031
	Medium-Term Notes:
14,050,000	5.625% due 1/15/17	13,898,963
2,395,000	8.300% due 8/15/31	3,017,700
	Series A:
431,000	6.375% due 1/16/13	449,102
8,473,000	6.625% due 3/3/15	9,006,799
13,840,000	8.000% due 9/24/22	16,659,900
	Total Mexico	44,728,495

Panama — 4.8%
	Republic of Panama:
2,933,000	7.250% due 3/15/15	3,101,648
5,195,000	8.875% due 9/30/27	6,357,381
4,464,000	9.375% due 4/1/29	5,691,600
2,183,000	6.700% due 1/26/36	2,136,611
	Total Panama	17,287,240

Peru — 3.7%
	Republic of Peru:
3,095,000	8.750% due 11/21/33	3,744,950
9,594,550	PDI, 5.000% due 3/7/17 (b)	9,486,611
	Total Peru	13,231,561

Philippines — 1.5%
	Republic of the Philippines:
4,710,000	8.250% due 1/15/14	5,110,115
130,000	8.000% due 1/15/16	140,556
	Total Philippines	5,250,671

Russia — 13.7%
	Russian Federation:
2,666,667	8.250% due 3/31/10 (d)	2,788,333
4,175,000	11.000% due 7/24/18 (d)	6,012,000
1,950,000	12.750% due 6/24/28 (d)	3,490,500
33,020,000	5.000% due 3/31/30 (d)	36,764,468
	Total Russia	49,055,301

South Africa — 1.7%
5,975,000	Republic of South Africa, 6.500% due 6/2/14	6,247,490

Turkey — 3.9%
	Republic of Turkey:
368,000	11.000% due 1/14/13	445,280
2,500,000	7.250% due 3/15/15	2,546,875
3,519,000	11.875% due 1/15/30 (h)	5,260,905
5,150,000	Collective Action Securities, Notes, 9.500% due 1/15/14	5,909,625
	Total Turkey	14,162,685

Uruguay — 1.2%
4,256,276	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (e)	4,389,285

Venezuela — 6.0%
	Bolivarian Republic of Venezuela:
800,000	5.375% due 8/7/10 (d)	780,200
7,751,000	8.500% due 10/8/14	8,686,933

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2006

Face Amount†		Security	Value
Venezuela — 6.0% (continued)
7,127,000		5.750% due 2/26/16	$6,663,745
716,000		7.650% due 4/21/25	766,478
		Collective Action Securities:
350,000		6.511% due 4/20/11 (b)(d)	351,225
3,500,000		Notes, 10.750% due 9/19/13	4,300,625
		Total Venezuela	21,549,206

		TOTAL SOVEREIGN BONDS (Cost — $277,096,109)	294,542,427

CORPORATE BONDS & NOTES — 16.2%
Brazil — 1.3%
		Vale Overseas Ltd.:
2,635,000		8.250% due 1/17/34	3,047,377
1,450,000		Notes, 6.250% due 1/11/16	1,446,375
		Total Brazil	4,493,752

Chile — 0.9%
1,900,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	1,884,920
		Enersis SA:
893,000		Bonds, 7.375% due 1/15/14	942,237
337,000		Notes, 7.400% due 12/1/16	358,047
		Total Chile	3,185,204

Malaysia — 0.2%
809,000		Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	780,457

Mexico — 5.7%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
237,000		10.250% due 6/15/07	242,925
220,000		9.375% due 5/1/12	234,025
100,000		12.500% due 6/15/12	111,500
		Pemex Project Funding Master Trust:
15,125,000		7.375% due 12/15/14	16,425,750
1,025,000		Guaranteed Bonds, 9.500% due 9/15/27	1,335,062
24,000,000	MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	2,166,186
		Total Mexico	20,515,448

Russia — 7.6%
11,090,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	13,851,410
96,030,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	3,619,378
6,070,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (d)	6,282,450
3,340,000		TNK-BP Finance SA, 7.500% due 7/18/16 (d)	3,472,581
		Total Russia	27,225,819

Venezuela — 0.5%
1,830,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	1,839,150

		TOTAL CORPORATE BONDS & NOTES (Cost — $57,497,184)	58,039,830

Warrants
WARRANTS — 0.3%
10,000		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	370,000
81,000		United Mexican States, Series XW05, Expires 11/9/06*	283,500
64,750		United Mexican States, Series XW10, Expires 10/10/06*	242,813
		TOTAL WARRANTS (Cost — $654,125)	896,313

See Notes to Schedule of Investments.

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2006

Contracts		Security	Value
PURCHASED OPTION — 0.0%
10,000,000	EUR	Argentina, Call @ 30 Euro, expires 9/27/06* (Cost — $486,100)	$12,793

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $335,733,518)	353,491,363

Face Amount
SHORT-TERM INVESTMENTS(c) — 1.5%
U.S. Government Agencies — 0.1%
$400,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, Series RB, 5.294% due 9/26/06 (f)(g)	398,550
100,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.236% due 9/25/06 (f)(g)	99,656
	Total U.S. Government Agencies	498,206

Repurchase Agreement — 1.4%
5,063,000	Nomura Securities International Inc. tri-party repurchase agreement dated 8/31/06, 5.240% due 9/1/06; Proceeds at maturity - $5,063,737; (Fully collateralized by various U.S. government agency obligations and U.S. Treasury Note, 0.000% to 6.750% due 11/15/06 to 3/15/31; Market value - $5,164,935)	5,063,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $5,561,206)	5,561,206

	TOTAL INVESTMENTS — 100.0% (Cost — $341,294,724#)	$359,052,569

*                 Non-income producing security.

†                  Face amount denominated in U.S. dollars, unless otherwise noted.

(a)          Security is currently in default.

(b)         Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

(c)          All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.

(d)         Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)          Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)            Rate shown represents yield-to-maturity.

(g)         All or a portion of this security is held as collateral for open futures contracts.

(h)         All or a portion of this security is held by the counterparty as collateral for reverse repurchase agreements.

#                 Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS - Argentine Peso

DEM - German Mark

EUR - Euro

GDP - Gross Domestic Product

ITL - Italian Lira

MXN - Mexican Peso

PDI - Past Due Interest

RUB - Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Emerging Markets Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments.  The Fund recognizes an unrealized gain or loss equal to the daily variation margin.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Notes to Schedule of Investments (unaudited) (continued)

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,519,213
Gross unrealized depreciation	(761,368)
Net unrealized appreciation	$17,757,845

At August 31, 2006, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
U.S. Treasury 10 Year Notes	138	9/06	$14,557,200	$14,824,218	$(267,018)
U.S. Treasury 10 Year Notes	362	12/06	38,694,706	38,869,750	(175,044)
Net Unrealized Loss on Open Futures Contracts					$(442,062)

At August 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

FACE
AMOUNT	SECURITY	VALUE
$ 429,789	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 8/9/06 bearing
	0.350% to be repurchased at $429,910 on 9/7/06, collateralized by: $319,000 Republic
	of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $481,846	$429,789

4,313,600	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 8/23/06 bearing
	1.500% to be repurchased at $4,319,529 on 9/25/06, collateralized by: $3,200,000
	Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) -
	$4,833,565	4,313,600

	Total Reverse Repurchase Agreements
	(Proceeds - $4,743,389)	$4,743,389

Transactions in reverse repurchase agreements for the Fund during the period ended August 31, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$ 6,400,822	0.18%	$ 50,852,495

Interest rates on reverse repurchase agreements ranged from 0.200% to 1.500% during the period ended August 31, 2006.

ITEM 2.                                                CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 27, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	October 27, 2006